Land use right, net (Details 2) - ZHEJIANG TIANLAN [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Net carrying amount	¥ 1,299	¥ 1,528
Land Use Rights
2026	148
2027	148
2028	148
2029	148
2030	148
Thereafter	3,662
Net carrying amount	¥ 4,402	¥ 4,550